COMBINED/CONSOLIDATED BALANCE SHEETS - 10-K - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 73,416	$ 58,269
Accounts receivable, net	547,807	370,924
Other receivables	52,259	49,200
Prepaid expenses and other current assets	48,665	32,770
Total Current Assets	722,147	511,163
Property and equipment, net	577,528	430,565
Operating lease right-of-use assets	2,007,812	1,345,044
Escrow funds	15,649	16,217
Goodwill and other indefinite-lived assets	65,291	61,491
Other assets	124,312	97,411
Total Assets	3,512,739	2,461,891
Current Liabilities:
Accounts payable	140,947	110,576
Accrued payroll and benefits	92,234	77,360
Current operating lease liabilities	109,438	83,171
Current maturities of long term debt	16,822	61,363
Current portion of accrued self-insurance liabilities	27,536	24,233
Other accrued expenses	69,949	127,159
Total Current Liabilities	456,926	483,862
Long-Term Liabilities:
Long-term operating lease liabilities	1,961,997	1,304,780
Accrued benefits, less current portion	6,738	15,287
Lines of credit	520,000	146,820
Long-term debt, less current maturities, net of deferred financing fees	195,708	291,521
Accrued self-insurance liabilities, less current portion	146,167	113,894
Other liabilities	123,477	37,076
Total Long-Term Liabilities	2,954,087	1,909,378
Total Liabilities	3,411,013	2,393,240
Commitments and contingencies
Equity:
Common stock	129	129
Retained earnings	95,997	63,517
Total stockholders' equity	96,126	63,646
Non-controlling interest in subsidiary	5,600	5,005
Total Equity	101,726	68,651
Total Liabilities and Equity	$ 3,512,739	$ 2,461,891